Note 14 - Income Tax - Gross Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Gross net operating loss carry forward	$ 16,249	$ 30,904
Gross net operating loss not recognized	27	24
Net operating loss carry foward	16,222	30,880
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	2,208	1,881
Gross capital loss not recognized	1,869	1,567
Net capital loss carry forward	339	314
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Gross net operating loss carry forward	1,315	47,720
Gross net operating loss not recognized	921	915
Net operating loss carry foward	394	46,805
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	1,698	1,671
Gross capital loss not recognized	1,698	1,671
Net capital loss carry forward
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Gross net operating loss carry forward	39,147	50,512
Gross net operating loss not recognized	27,363	30,705
Net operating loss carry foward	11,784	19,807
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	6,285	7,139
Gross capital loss not recognized	6,285	7,139
Net capital loss carry forward